Shareholder Report	6 Months Ended
May 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CAPITAL MANAGEMENT INVESTMENT TRUST
Entity Central Index Key	0000931491
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Wellington Shields All-Cap Fund – Institutional Shares
Shareholder Report [Line Items]
Fund Name	Wellington Shields All-Cap Fund
Class Name	Institutional Shares
Trading Symbol	WSACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Wellington Shields All-Cap Fund ("Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cmitfunds.com/literature. You can also request this information by contacting us at 1-888-626-3863.
Additional Information Phone Number	1-888-626-3863
Additional Information Website	https://www.cmitfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment+
Institutional Shares	$68	1.27%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.27%
Net Assets	$ 77,952,381
Holdings Count | shares	44
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)
Net Assets ($)	$77,952,381
Number of Portfolio Holdings	44
Portfolio Turnover Rate (%)	19%

Holdings [Text Block]	What did the Fund invest in? Sectors (% of net assets)

*	Net Cash represents cash equivalents and liabilities in excess of other assets.